CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended				11 Months Ended	12 Months Ended
	Oct. 02, 2021	Sep. 30, 2021	Oct. 03, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss		$ (1,422,448)		$ (885)	$ (1,225)		$ (975)
Changes in assets and liabilities:
Net cash used in operating activities		(1,197,599)		(1,110)	0		(2,700)
Cash flows from investing activities:
Net cash used in investing activities		(115,000,000)		0
Cash flows from financing activities:
Net cash provided by (used in) financing activities		116,095,435		(723)	25,000		173,458
Net Change in Cash		(102,164)		(1,833)	25,000		170,758
Cash - Beginning of period	$ 195,758	195,758	$ 25,000	25,000	0	$ 195,758	25,000
Cash - End of period		93,594		23,167	25,000		195,758	$ 25,000
BCP QUALTEK HOLDCO, LLC
Cash flows from operating activities:
Net loss	(28,555,000)		(39,624,000)			(28,555,000)	(98,087,000)	(67,794,000)
Loss from discontinued operations	8,114,000		1,708,000				3,865,000	6,262,000
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and accretion of debt discount	46,106,000		34,761,000				46,474,000	40,103,000
Loss on extinguishment of convertible notes	2,436,000
Impairment of intangible assets, including goodwill							28,802,000	8,972,000
Amortization of debt issuance costs	3,201,000		2,308,000				3,090,000	2,269,000
Change in fair value of contingent consideration	(4,544,000)						7,081,000	6,149,000
Payments of acquisition related contingent consideration								(5,238,000)
Provision for bad debt expense	2,539,000		2,295,000				(3,619,000)	1,139,000
Gain on disposal of property and equipment	(514,000)		(576,000)				(729,000)	(130,000)
Changes in assets and liabilities:
Accounts receivable	(63,484,000)		5,717,000				52,524,000	(17,897,000)
Inventories	290,000		2,483,000				2,111,000	(296,000)
Prepaid expenses and other assets	(4,586,000)		(1,278,000)				(262,000)	(1,043,000)
Accounts payable and accrued liabilities	8,729,000		(9,639,000)				(16,244,000)	15,546,000
Contract liabilities	(2,691,000)		(5,731,000)				(3,525,000)	11,696,000
Net cash used in operating activities from continuing operations	(32,959,000)		(7,576,000)				14,557,000	(2,541,000)
Net cash used in operating activities from discontinued operations	(3,011,000)		(885,000)				1,100,000	461,000
Net cash used in operating activities	(35,970,000)		(8,461,000)				13,457,000	(3,002,000)
Cash flows from investing activities:
Purchases of property and equipment	(2,202,000)		(3,863,000)				(4,808,000)	(3,153,000)
Proceeds from sale of property and equipment	726,000		645,000				881,000	378,000
Acquisition of businesses, net of cash acquired (see Note 4)	(37,057,000)							(76,342,000)
Net cash used in investing activities from continuing operations	(38,533,000)		(3,218,000)				(3,927,000)	(79,117,000)
Net cash provided by (used in) investing activities from discontinued operations	2,178,000		(36,000)				36,000	492,000
Net cash used in investing activities	(36,355,000)		(3,254,000)				3,963,000	79,609,000
Cash flows from financing activities:
Proceeds from line of credit, net of repayments	36,405,000		32,575,000
Proceeds from convertible notes-related party	5,000,000
Repayment of convertible notes-related party	(5,000,000)
Proceeds from convertible notes	44,400,000
Repayment of long-term debt	(7,173,000)		(7,173,000)
Payments for financing fees	(2,220,000)						(113,000)	(6,215,000)
Payments of acquisition related contingent consideration			(6,000,000)				(6,000,000)	(7,870,000)
Repayment of capital leases	(7,000,000)		(3,694,000)				(5,160,000)	(3,425,000)
Proceeds from issuance of equity	15,367,000							25,000,000
Tax distributions to members			(1,213,000)					(1,197,000)	$ (843,000)
Net cash provided by financing activities from continuing operations	79,779,000		14,495,000				(8,751,000)	83,112,000
Net cash used in financing activities from discontinued operations	(911,000)		(767,000)				(961,000)	(1,157,000)
Net cash provided by (used in) financing activities	78,868,000		13,728,000				(9,712,000)	81,955,000
Effect of foreign currency exchange rate (translation) on cash	(35,000)		21,000				59,000	23,000
Net Change in Cash	6,508,000		2,034,000				(159,000)	(633,000)
Cash - Beginning of period	169,000	$ 169,000	328,000	$ 328,000		$ 169,000	328,000	961,000
Cash - End of period	6,677,000		2,362,000		328,000		169,000	328,000	$ 961,000
Balances included in the condensed consolidated balance sheets:
Cash	5,405,000		195,000		91,000		76,000	91,000
Cash included in current assets of discontinued operations	1,272,000		2,167,000		237,000		93,000	237,000
Cash at end of period	6,677,000		2,362,000		$ 328,000		169,000	328,000
Cash paid for:
Interest from continuing operations	24,041,000		27,147,000				34,908,000	30,185,000
Interest from discontinued operations	98,000		150,000				189,000	213,000
Supplemental disclosure of non-cash investing and financing activities:
Assets acquired under capital leases from continuing operations	$ 948,000		$ 11,630,000				$ 18,289,000	$ 9,587,000